Intangible Assets - Summary of fair value of Goodwill (Detail) - At fair value [member] - Goodwill [member]	Dec. 31, 2023
Annual inflation rate – Brazil [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase decrease in unobservable input assets	4.00%
Discount Rate [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Percentage of reasonably possible increase decrease in unobservable input assets	12.50%